Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PRC	¥ (251,578)	$ (35,434)	¥ (261,306)	¥ (490,025)
Non-PRC	(386,072)	(54,376)	(284,474)	150,454
Loss before taxes	(637,650)	(89,810)	(545,780)	(339,571)
Current income tax expenses (benefits)	850	120	(12,208)	12,713
Deferred income tax (benefits) expenses	(44,631)	(6,286)	(12,881)	920
Income tax expenses (benefits)	¥ (43,781)	$ (6,166)	¥ (25,089)	¥ 13,633